Receivables (Details) - Schedule of Allowance for Expected Credit Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables (Details) - Schedule of Allowance for Expected Credit Losses [Line Items]
Opening balance	$ 9,085	$ 5,804
Change in allowance for expected credit losses	2,372	3,275
Write-offs	(155)	6
Ending balance	11,302	9,085
Allowance for Expected Credit Losses [Member]
Receivables (Details) - Schedule of Allowance for Expected Credit Losses [Line Items]
Opening balance	3,954	3,990
Change in allowance for expected credit losses	80	(36)
Ending balance	$ 4,034	$ 3,954